Cover Page	3 Months Ended
Apr. 02, 2022
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	Janus International Group, Inc.
Entity Central Index Key	0001839839
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1, as amended (File No. 333-257731) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on August 6, 2021, is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended January 1, 2022, which was filed with the SEC on March 15, 2022 and in the registrant’s Quarterly Report on Form 10-Q for the quarterly period ended April 2, 2022, which was filed with the SEC on May 17, 2022, and to update certain other information in the Registration Statement. The information contained in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement on July 16, 2021.